Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust I
Entity Central Index Key	0001217286
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000123827 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class I Shares
Trading Symbol	JSDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus Fund (Class I Shares)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 6.24% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.52% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to the securitized sector—specifically agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”)—contributed positively to excess returns during the period.
  Strategic allocations to investment grade and high yield corporate credit, with a preference for financials over industrials, as well as exposure to emerging markets and effective security selection, further bolstered performance.
  The Fund’s out-of-benchmark allocation to agency multifamily collateralized mortgage obligations (“CMO”) and the absence of exposure to non-U.S. government-related credit were slight detractors from performance.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Core Plus Fund (Class I Shares)	March 1, 2013	6.24%	2.60%	4.02%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-5 Year Government/Credit Index		5.52	1.82	2.15

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,848,682,000
Holdings Count | Holding	1,225
Advisory Fees Paid, Amount	$ 12,595,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,848,682
Total number of portfolio holdings	1,225
Portfolio turnover rate	58%
Total advisory fees paid (000's)	$12,595

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123828 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class R6 Shares
Trading Symbol	JSDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus Fund (Class R6 Shares)	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 6.30% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.52% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to the securitized sector—specifically agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”)—contributed positively to excess returns during the period.
  Strategic allocations to investment grade and high yield corporate credit, with a preference for financials over industrials, as well as exposure to emerging markets and effective security selection, further bolstered performance.
  The Fund’s out-of-benchmark allocation to agency multifamily collateralized mortgage obligations (“CMO”) and the absence of exposure to non-U.S. government-related credit were slight detractors from performance.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Core Plus Fund (Class R6 Shares)	March 1, 2013	6.30%	2.67%	4.10%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-5 Year Government/Credit Index		5.52	1.82	2.15

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,848,682,000
Holdings Count | Holding	1,225
Advisory Fees Paid, Amount	$ 12,595,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,848,682
Total number of portfolio holdings	1,225
Portfolio turnover rate	58%
Total advisory fees paid (000's)	$12,595

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123825 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class A Shares
Trading Symbol	JSDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus Fund (Class A Shares)	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 5.97% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.52% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to the securitized sector—specifically agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”)—contributed positively to excess returns during the period.
  Strategic allocations to investment grade and high yield corporate credit, with a preference for financials over industrials, as well as exposure to emerging markets and effective security selection, further bolstered performance.
  The Fund’s out-of-benchmark allocation to agency multifamily collateralized mortgage obligations (“CMO”) and the absence of exposure to non-U.S. government-related credit were slight detractors from performance.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Core Plus Fund (Class A Shares)	March 1, 2013	3.54%	1.88%	3.53%
JPMorgan Short Duration Core Plus Fund (Class A Shares) - excluding sales charge		5.97	2.35	3.76
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-5 Year Government/Credit Index		5.52	1.82	2.15

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,848,682,000
Holdings Count | Holding	1,225
Advisory Fees Paid, Amount	$ 12,595,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,848,682
Total number of portfolio holdings	1,225
Portfolio turnover rate	58%
Total advisory fees paid (000's)	$12,595

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123826 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class C Shares
Trading Symbol	JSDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus Fund (Class C Shares)	$117	1.14%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 5.35% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.52% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to the securitized sector—specifically agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”)—contributed positively to excess returns during the period.
  Strategic allocations to investment grade and high yield corporate credit, with a preference for financials over industrials, as well as exposure to emerging markets and effective security selection, further bolstered performance.
  The Fund’s out-of-benchmark allocation to agency multifamily collateralized mortgage obligations (“CMO”) and the absence of exposure to non-U.S. government-related credit were slight detractors from performance.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Core Plus Fund (Class C Shares)	March 1, 2013	4.35%	1.82%	3.35%
JPMorgan Short Duration Core Plus Fund (Class C Shares) - excluding sales charge		5.35	1.82	3.35
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-5 Year Government/Credit Index		5.52	1.82	2.15

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,848,682,000
Holdings Count | Holding	1,225
Advisory Fees Paid, Amount	$ 12,595,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,848,682
Total number of portfolio holdings	1,225
Portfolio turnover rate	58%
Total advisory fees paid (000's)	$12,595

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123396 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class C Shares
Trading Symbol	CBRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Corporate Bond Fund (Class C Shares)	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 6.01% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% and the Bloomberg U.S. Corporate Index returned 6.58% for the twelve months ended February 28, 2026.
  The Fund’s primary driver of positive returns relative to the Index was security selection. In particular, security selection within financials and energy was additive to relative performance.
  From an asset allocation perspective, the Fund’s exposure to high yield bonds contributed to performance relative to the Index. Furthermore, the Fund’s overweight to BBB-rated securities and corresponding underweight to A-rated securities contributed to performance relative to the Index.
  The Fund’s underweight to spread duration within investment grade credit detracted from performance relative to the Index. Spread duration is a measure of how sensitive a bond's price is to changes in the credit spread.
  The Fund’s duration positioning over the period detracted from performance relative to the Index, as the Fund was underweight bonds with longer dated maturities that performed well in a falling rate environment.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Corporate Bond Fund (Class C Shares)	March 1, 2013	5.01%	0.38%	2.93%
JPMorgan Corporate Bond Fund (Class C Shares) - excluding sales charge		6.01	0.38	2.93
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. Corporate Index		6.58	0.81	3.30

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 407,147,000
Holdings Count | Holding	803
Advisory Fees Paid, Amount	$ 904,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$407,147
Total number of portfolio holdings	803
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$904

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123397 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class I Shares
Trading Symbol	CBFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Corporate Bond Fund (Class I Shares)	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 6.91% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% and the Bloomberg U.S. Corporate Index returned 6.58% for the twelve months ended February 28, 2026.
  The Fund’s primary driver of positive returns relative to the Index was security selection. In particular, security selection within financials and energy was additive to relative performance.
  From an asset allocation perspective, the Fund’s exposure to high yield bonds contributed to performance relative to the Index. Furthermore, the Fund’s overweight to BBB-rated securities and corresponding underweight to A-rated securities contributed to performance relative to the Index.
  The Fund’s underweight to spread duration within investment grade credit detracted from performance relative to the Index. Spread duration is a measure of how sensitive a bond's price is to changes in the credit spread.
  The Fund’s duration positioning over the period detracted from performance relative to the Index, as the Fund was underweight bonds with longer dated maturities that performed well in a falling rate environment.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Corporate Bond Fund (Class I Shares)	March 1, 2013	6.91%	1.15%	3.61%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. Corporate Index		6.58	0.81	3.30

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 407,147,000
Holdings Count | Holding	803
Advisory Fees Paid, Amount	$ 904,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$407,147
Total number of portfolio holdings	803
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$904

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123398 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class R6 Shares
Trading Symbol	CBFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Corporate Bond Fund (Class R6 Shares)	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 7.02% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% and the Bloomberg U.S. Corporate Index returned 6.58% for the twelve months ended February 28, 2026.
  The Fund’s primary driver of positive returns relative to the Index was security selection. In particular, security selection within financials and energy was additive to relative performance.
  From an asset allocation perspective, the Fund’s exposure to high yield bonds contributed to performance relative to the Index. Furthermore, the Fund’s overweight to BBB-rated securities and corresponding underweight to A-rated securities contributed to performance relative to the Index.
  The Fund’s underweight to spread duration within investment grade credit detracted from performance relative to the Index. Spread duration is a measure of how sensitive a bond's price is to changes in the credit spread.
  The Fund’s duration positioning over the period detracted from performance relative to the Index, as the Fund was underweight bonds with longer dated maturities that performed well in a falling rate environment.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Corporate Bond Fund (Class R6 Shares)	March 1, 2013	7.02%	1.24%	3.71%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. Corporate Index		6.58	0.81	3.30

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 407,147,000
Holdings Count | Holding	803
Advisory Fees Paid, Amount	$ 904,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$407,147
Total number of portfolio holdings	803
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$904

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123395 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class A Shares
Trading Symbol	CBRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Corporate Bond Fund (Class A Shares)	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 6.66% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% and the Bloomberg U.S. Corporate Index returned 6.58% for the twelve months ended February 28, 2026.
  The Fund’s primary driver of positive returns relative to the Index was security selection. In particular, security selection within financials and energy was additive to relative performance.
  From an asset allocation perspective, the Fund’s exposure to high yield bonds contributed to performance relative to the Index. Furthermore, the Fund’s overweight to BBB-rated securities and corresponding underweight to A-rated securities contributed to performance relative to the Index.
  The Fund’s underweight to spread duration within investment grade credit detracted from performance relative to the Index. Spread duration is a measure of how sensitive a bond's price is to changes in the credit spread.
  The Fund’s duration positioning over the period detracted from performance relative to the Index, as the Fund was underweight bonds with longer dated maturities that performed well in a falling rate environment.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Corporate Bond Fund (Class A Shares)	March 1, 2013	2.64%	0.14%	2.95%
JPMorgan Corporate Bond Fund (Class A Shares) - excluding sales charge		6.66	0.90	3.35
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. Corporate Index		6.58	0.81	3.30

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 407,147,000
Holdings Count | Holding	803
Advisory Fees Paid, Amount	$ 904,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$407,147
Total number of portfolio holdings	803
Portfolio turnover rate	78%
Total advisory fees paid (000's)	$904

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116844 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	GBONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Bond Opportunities Fund (Class R6 Shares)	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 8.44% for the twelve months ended February 28, 2026. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund’s stated benchmark by prospectus, the Bloomberg Multiverse Index (the "Index"), returned 8.45% for the twelve months ended February 28, 2026.
  The Fund’s exposure to emerging markets debt was the principal contributor to performance, led by its allocation to local currency bonds.
  Investment-grade credit contributed to performance, as the team continued to take advantage of a generally favorable environment for carry opportunities, primarily through allocations to high-quality financials and industrials.
  High yield contributed to returns as risk-on sentiment largely prevailed throughout the year.
  Securitized products contributed to performance, as the Fund’s exposure is concentrated in agency mortgage-backed securities, which benefited from a positive carry profile and favorable supply-and-demand dynamics.
  The Fund’s duration positioning contributed.
  The Fund’s foreign exchange exposure marginally detracted. There were no additional detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Bond Opportunities Fund (Class R6 Shares)	September 4, 2012	8.44%	3.27%	4.79%
Bloomberg Multiverse Index		8.45	(0.97)	1.42

Performance Inception Date	Sep. 04, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,030,897,000
Holdings Count | Holding	1,577
Advisory Fees Paid, Amount	$ 14,675,000
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,030,897
Total number of portfolio holdings	1,577
Portfolio turnover rate	111%
Total advisory fees paid (000's)	$14,675

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116843 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class I Shares
Trading Symbol	GBOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Bond Opportunities Fund (Class I Shares)	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 8.28% for the twelve months ended February 28, 2026. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund’s stated benchmark by prospectus, the Bloomberg Multiverse Index (the "Index"), returned 8.45% for the twelve months ended February 28, 2026.
  The Fund’s exposure to emerging markets debt was the principal contributor to performance, led by its allocation to local currency bonds.
  Investment-grade credit contributed to performance, as the team continued to take advantage of a generally favorable environment for carry opportunities, primarily through allocations to high-quality financials and industrials.
  High yield contributed to returns as risk-on sentiment largely prevailed throughout the year.
  Securitized products contributed to performance, as the Fund’s exposure is concentrated in agency mortgage-backed securities, which benefited from a positive carry profile and favorable supply-and-demand dynamics.
  The Fund’s duration positioning contributed.
  The Fund’s foreign exchange exposure marginally detracted. There were no additional detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Bond Opportunities Fund (Class I Shares)	September 4, 2012	8.28%	3.09%	4.63%
Bloomberg Multiverse Index		8.45	(0.97)	1.42

Performance Inception Date	Sep. 04, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,030,897,000
Holdings Count | Holding	1,577
Advisory Fees Paid, Amount	$ 14,675,000
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,030,897
Total number of portfolio holdings	1,577
Portfolio turnover rate	111%
Total advisory fees paid (000's)	$14,675

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116842 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class C Shares
Trading Symbol	GBOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Bond Opportunities Fund (Class C Shares)	$134	1.29%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 7.55% for the twelve months ended February 28, 2026. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund’s stated benchmark by prospectus, the Bloomberg Multiverse Index (the "Index"), returned 8.45% for the twelve months ended February 28, 2026.
  The Fund’s exposure to emerging markets debt was the principal contributor to performance, led by its allocation to local currency bonds.
  Investment-grade credit contributed to performance, as the team continued to take advantage of a generally favorable environment for carry opportunities, primarily through allocations to high-quality financials and industrials.
  High yield contributed to returns as risk-on sentiment largely prevailed throughout the year.
  Securitized products contributed to performance, as the Fund’s exposure is concentrated in agency mortgage-backed securities, which benefited from a positive carry profile and favorable supply-and-demand dynamics.
  The Fund’s duration positioning contributed.
  The Fund’s foreign exchange exposure marginally detracted. There were no additional detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Bond Opportunities Fund (Class C Shares)	September 4, 2012	6.55%	2.45%	4.04%
JPMorgan Global Bond Opportunities Fund (Class C Shares) - excluding sales charge		7.55	2.45	4.04
Bloomberg Multiverse Index		8.45	(0.97)	1.42

Performance Inception Date	Sep. 04, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,030,897,000
Holdings Count | Holding	1,577
Advisory Fees Paid, Amount	$ 14,675,000
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,030,897
Total number of portfolio holdings	1,577
Portfolio turnover rate	111%
Total advisory fees paid (000's)	$14,675

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116841 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class A Shares
Trading Symbol	GBOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Bond Opportunities Fund (Class A Shares)	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 8.04% for the twelve months ended February 28, 2026. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund’s stated benchmark by prospectus, the Bloomberg Multiverse Index (the "Index"), returned 8.45% for the twelve months ended February 28, 2026.
  The Fund’s exposure to emerging markets debt was the principal contributor to performance, led by its allocation to local currency bonds.
  Investment-grade credit contributed to performance, as the team continued to take advantage of a generally favorable environment for carry opportunities, primarily through allocations to high-quality financials and industrials.
  High yield contributed to returns as risk-on sentiment largely prevailed throughout the year.
  Securitized products contributed to performance, as the Fund’s exposure is concentrated in agency mortgage-backed securities, which benefited from a positive carry profile and favorable supply-and-demand dynamics.
  The Fund’s duration positioning contributed.
  The Fund’s foreign exchange exposure marginally detracted. There were no additional detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Bond Opportunities Fund (Class A Shares)	September 4, 2012	3.97%	2.08%	3.98%
JPMorgan Global Bond Opportunities Fund (Class A Shares) - excluding sales charge		8.04	2.86	4.38
Bloomberg Multiverse Index		8.45	(0.97)	1.42

Performance Inception Date	Sep. 04, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,030,897,000
Holdings Count | Holding	1,577
Advisory Fees Paid, Amount	$ 14,675,000
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,030,897
Total number of portfolio holdings	1,577
Portfolio turnover rate	111%
Total advisory fees paid (000's)	$14,675

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136814 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class R6 Shares
Trading Symbol	JMSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Fund (Class R6 Shares)	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 6.75% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to returns.
  Securitized products were the leading contributor to relative performance over the period, driven by commercial mortgage-backed securities (“CMBS”), agency mortgage-backed securities (“MBS”) and non-agency MBS. Asset-backed securities (“ABS”) also contributed to relative performance.
  High yield contributed to relative performance, given elevated starting yields. Higher-quality high yield contributed to relative performance, given its up-in-quality bias, as did investment-grade credit.
  The Fund’s duration and currency positionings were the key detractors from relative performance over the period, amid heightened rate and foreign currency volatility.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Fund (Class R6 Shares)	June 2, 2014	6.75%	3.27%	4.79%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Jun. 02, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 16,390,678,000
Holdings Count | Holding	2,733
Advisory Fees Paid, Amount	$ 42,861,000
Investment Company Portfolio Turnover	287.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$16,390,678
Total number of portfolio holdings	2,733
Portfolio turnover rate	287%
Total advisory fees paid (000's)	$42,861

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136813 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class I Shares
Trading Symbol	JMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Fund (Class I Shares)	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 6.75% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to returns.
  Securitized products were the leading contributor to relative performance over the period, driven by commercial mortgage-backed securities (“CMBS”), agency mortgage-backed securities (“MBS”) and non-agency MBS. Asset-backed securities (“ABS”) also contributed to relative performance.
  High yield contributed to relative performance, given elevated starting yields. Higher-quality high yield contributed to relative performance, given its up-in-quality bias, as did investment-grade credit.
  The Fund’s duration and currency positionings were the key detractors from relative performance over the period, amid heightened rate and foreign currency volatility.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Fund (Class I Shares)	June 2, 2014	6.75%	3.25%	4.77%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Jun. 02, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 16,390,678,000
Holdings Count | Holding	2,733
Advisory Fees Paid, Amount	$ 42,861,000
Investment Company Portfolio Turnover	287.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$16,390,678
Total number of portfolio holdings	2,733
Portfolio turnover rate	287%
Total advisory fees paid (000's)	$42,861

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class A Shares
Trading Symbol	JGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Fund (Class A Shares)	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 6.50% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to returns.
  Securitized products were the leading contributor to relative performance over the period, driven by commercial mortgage-backed securities (“CMBS”), agency mortgage-backed securities (“MBS”) and non-agency MBS. Asset-backed securities (“ABS”) also contributed to relative performance.
  High yield contributed to relative performance, given elevated starting yields. Higher-quality high yield contributed to relative performance, given its up-in-quality bias, as did investment-grade credit.
  The Fund’s duration and currency positionings were the key detractors from relative performance over the period, amid heightened rate and foreign currency volatility.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Fund (Class A Shares)	June 2, 2014	2.55%	2.21%	4.11%
JPMorgan Income Fund (Class A Shares) - excluding sales charge		6.50	2.99	4.50
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Jun. 02, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 16,390,678,000
Holdings Count | Holding	2,733
Advisory Fees Paid, Amount	$ 42,861,000
Investment Company Portfolio Turnover	287.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$16,390,678
Total number of portfolio holdings	2,733
Portfolio turnover rate	287%
Total advisory fees paid (000's)	$42,861

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class C Shares
Trading Symbol	JGCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Fund (Class C Shares)	$123	1.20%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 5.93% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to returns.
  Securitized products were the leading contributor to relative performance over the period, driven by commercial mortgage-backed securities (“CMBS”), agency mortgage-backed securities (“MBS”) and non-agency MBS. Asset-backed securities (“ABS”) also contributed to relative performance.
  High yield contributed to relative performance, given elevated starting yields. Higher-quality high yield contributed to relative performance, given its up-in-quality bias, as did investment-grade credit.
  The Fund’s duration and currency positionings were the key detractors from relative performance over the period, amid heightened rate and foreign currency volatility.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Fund (Class C Shares)	June 2, 2014	4.93%	2.42%	4.05%
JPMorgan Income Fund (Class C Shares) - excluding sales charge		5.93	2.42	4.05
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Jun. 02, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 16,390,678,000
Holdings Count | Holding	2,733
Advisory Fees Paid, Amount	$ 42,861,000
Investment Company Portfolio Turnover	287.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$16,390,678
Total number of portfolio holdings	2,733
Portfolio turnover rate	287%
Total advisory fees paid (000's)	$42,861

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000008137 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Reserve Shares
Trading Symbol	JRVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Reserve Shares)	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Net Assets	$ 99,955,380,000
Holdings Count | Holding	535
Advisory Fees Paid, Amount	$ 70,860,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3

C000008130 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JINXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 99,955,380,000
Holdings Count | Holding	535
Advisory Fees Paid, Amount	$ 70,860,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3

C000008135 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VMVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Morgan Shares)	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Net Assets	$ 99,955,380,000
Holdings Count | Holding	535
Advisory Fees Paid, Amount	$ 70,860,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3

C000115390 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	IM Shares
Trading Symbol	JIMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (IM Shares)	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Net Assets	$ 99,955,380,000
Holdings Count | Holding	535
Advisory Fees Paid, Amount	$ 70,860
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3

C000008136 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Premier Shares
Trading Symbol	VPMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Premier Shares)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 99,955,380,000
Holdings Count | Holding	535
Advisory Fees Paid, Amount	$ 70,860,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3

C000212345 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Academy Shares
Trading Symbol	JPAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Academy Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Net Assets	$ 99,955,380,000
Holdings Count | Holding	535
Advisory Fees Paid, Amount	$ 70,860,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3

C000073383 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Service Shares
Trading Symbol	JNVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Service Shares)	$105	1.04%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.04%
Net Assets	$ 1,770,936,000
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 1,489,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,770,936
Total number of portfolio holdings	263
Total advisory fees paid (000's)	$1,489

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	74.4
8–30 calendar days	4.1
31–60 calendar days	4.7
61–90 calendar days	3.0
91–180 calendar days	10.5
181+ calendar days	3.3

C000008138 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Agency Shares
Trading Symbol	VMIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Agency Shares)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Net Assets	$ 99,955,380,000
Holdings Count | Holding	535
Advisory Fees Paid, Amount	$ 70,860,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3

C000008134 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Capital Shares
Trading Symbol	CJPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Capital Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Net Assets	$ 99,955,380,000
Holdings Count | Holding	535
Advisory Fees Paid, Amount	$ 70,860,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3

C000225257 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Empower Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Net Assets	$ 99,955,380,000
Holdings Count | Holding	535
Advisory Fees Paid, Amount	$ 70,860
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$99,955,380
Total number of portfolio holdings	535
Total advisory fees paid (000's)	$70,860

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	56.6
8–30 calendar days	5.0
31–60 calendar days	13.0
61–90 calendar days	6.2
91–180 calendar days	12.9
181+ calendar days	6.3

C000210341 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Agency Shares
Trading Symbol	JONXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Agency Shares)	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Net Assets	$ 1,770,936,000
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 1,489,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,770,936
Total number of portfolio holdings	263
Total advisory fees paid (000's)	$1,489

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	74.4
8–30 calendar days	4.1
31–60 calendar days	4.7
61–90 calendar days	3.0
91–180 calendar days	10.5
181+ calendar days	3.3

C000210340 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JGNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 1,770,936,000
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 1,489,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,770,936
Total number of portfolio holdings	263
Total advisory fees paid (000's)	$1,489

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	74.4
8–30 calendar days	4.1
31–60 calendar days	4.7
61–90 calendar days	3.0
91–180 calendar days	10.5
181+ calendar days	3.3

C000008128 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VNYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Morgan Shares)	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Net Assets	$ 1,770,936,000
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 1,489,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,770,936
Total number of portfolio holdings	263
Total advisory fees paid (000's)	$1,489

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	74.4
8–30 calendar days	4.1
31–60 calendar days	4.7
61–90 calendar days	3.0
91–180 calendar days	10.5
181+ calendar days	3.3

C000165406 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Premier Shares
Trading Symbol	JNPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Premier Shares)	$43	0.43%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
Net Assets	$ 1,770,936,000
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 1,489,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,770,936
Total number of portfolio holdings	263
Total advisory fees paid (000's)	$1,489

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	74.4
8–30 calendar days	4.1
31–60 calendar days	4.7
61–90 calendar days	3.0
91–180 calendar days	10.5
181+ calendar days	3.3

C000008129 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Reserve Shares
Trading Symbol	JNYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Reserve Shares)	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Net Assets	$ 1,770,936,000
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 1,489,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,770,936
Total number of portfolio holdings	263
Total advisory fees paid (000's)	$1,489

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	74.4
8–30 calendar days	4.1
31–60 calendar days	4.7
61–90 calendar days	3.0
91–180 calendar days	10.5
181+ calendar days	3.3

C000008125 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Premier Shares
Trading Symbol	VFPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Federal Money Market Fund (Premier Shares)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 7,919,111,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,691,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,919,111
Total number of portfolio holdings	63
Total advisory fees paid (000's)	$6,691

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	33.1
8–30 calendar days	18.8
31–60 calendar days	25.2
61–90 calendar days	9.3
91–180 calendar days	10.3
181+ calendar days	3.3

C000008123 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JFMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Federal Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 7,919,111,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,691,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,919,111
Total number of portfolio holdings	63
Total advisory fees paid (000's)	$6,691

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	33.1
8–30 calendar days	18.8
31–60 calendar days	25.2
61–90 calendar days	9.3
91–180 calendar days	10.3
181+ calendar days	3.3

C000008124 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VFVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Federal Money Market Fund (Morgan Shares)	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Net Assets	$ 7,919,111,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,691,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,919,111
Total number of portfolio holdings	63
Total advisory fees paid (000's)	$6,691

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	33.1
8–30 calendar days	18.8
31–60 calendar days	25.2
61–90 calendar days	9.3
91–180 calendar days	10.3
181+ calendar days	3.3

C000073382 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Service Shares
Trading Symbol	JCVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Municipal Money Market Fund (Service Shares)	$106	1.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%
Net Assets	$ 223,336,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 135,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$223,336
Total number of portfolio holdings	75
Total advisory fees paid (000's)	$135

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	75.4
8–30 calendar days	7.8
31–60 calendar days	3.2
61–90 calendar days	2.4
91–180 calendar days	9.4
181+ calendar days	1.8

C000165403 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Premier Shares
Trading Symbol	JCRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Municipal Money Market Fund (Premier Shares)	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Net Assets	$ 223,336,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 135,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$223,336
Total number of portfolio holdings	75
Total advisory fees paid (000's)	$135

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	75.4
8–30 calendar days	7.8
31–60 calendar days	3.2
61–90 calendar days	2.4
91–180 calendar days	9.4
181+ calendar days	1.8

C000008127 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Agency Shares
Trading Symbol	VFIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Federal Money Market Fund (Agency Shares)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Net Assets	$ 7,919,111,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,691,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$7,919,111
Total number of portfolio holdings	63
Total advisory fees paid (000's)	$6,691

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	33.1
8–30 calendar days	18.8
31–60 calendar days	25.2
61–90 calendar days	9.3
91–180 calendar days	10.3
181+ calendar days	3.3

C000132280 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class R6 Shares
Trading Symbol	JPHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Floating Rate Income Fund (Class R6 Shares)	$64	0.64%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 0.48% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Credit Suisse Leveraged Loan Index (the "Index") returned 3.88% for the twelve months ended February 28, 2026.
  The Fund underperformed the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest detractor from relative performance was security selection within the retailers, supermarkets and packaging sectors, while the largest contributor to performance was security selection within the media entertainment and automotive sectors, paired with the underweight to the technology sector.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Floating Rate Income Fund (Class R6 Shares)	October 31, 2013	0.48%	4.02%	4.37%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Credit Suisse Leveraged Loan Index		3.88	5.73	5.80

Performance Inception Date	Oct. 31, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 171,189,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 1,052,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$171,189
Total number of portfolio holdings	209
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$1,052

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000100364 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class I Shares
Trading Symbol	JPHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Floating Rate Income Fund (Class I Shares)	$74	0.74%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 0.37% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Credit Suisse Leveraged Loan Index (the "Index") returned 3.88% for the twelve months ended February 28, 2026.
  The Fund underperformed the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest detractor from relative performance was security selection within the retailers, supermarkets and packaging sectors, while the largest contributor to performance was security selection within the media entertainment and automotive sectors, paired with the underweight to the technology sector.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Floating Rate Income Fund (Class I Shares)	June 1, 2011	0.37%	3.90%	4.26%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Credit Suisse Leveraged Loan Index		3.88	5.73	5.80

Performance Inception Date	Jun. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 171,189,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 1,052,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$171,189
Total number of portfolio holdings	209
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$1,052

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000100363 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class C Shares
Trading Symbol	JPHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Floating Rate Income Fund (Class C Shares)	$149	1.49%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned (0.38%) for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Credit Suisse Leveraged Loan Index (the "Index") returned 3.88% for the twelve months ended February 28, 2026.
  The Fund underperformed the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest detractor from relative performance was security selection within the retailers, supermarkets and packaging sectors, while the largest contributor to performance was security selection within the media entertainment and automotive sectors, paired with the underweight to the technology sector.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Floating Rate Income Fund (Class C Shares)	June 1, 2011	(1.38)%	3.14%	3.58%
JPMorgan Floating Rate Income Fund (Class C Shares) - excluding sales charge		(0.38)	3.14	3.58
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Credit Suisse Leveraged Loan Index		3.88	5.73	5.80

Performance Inception Date	Jun. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 171,189,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 1,052,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$171,189
Total number of portfolio holdings	209
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$1,052

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000090816 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Managed Income Fund
Class Name	Class L Shares
Trading Symbol	JMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Managed Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Managed Income Fund (Class L Shares)	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class L Shares returned 4.55% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% and the ICE BofA 3-Month US Treasury Bill Index returned 4.04% for the twelve months ended February 28, 2026.
  The period was marked by notable volatility in bond markets, with the 2-year U.S. Treasury yield declining from 3.99% to 3.38%, as the Federal Reserve cut rates by 75 basis points (bps) in 2025, supporting a favorable environment for short-term fixed income.
  Credit spreads, measured by the Bloomberg U.S. Corporate 1-3 Year Index Option-Adjusted Spread (OAS), traded between 44 and 87 bps but finished the year unchanged at 51 bps. Spread volatility was primarily driven by Liberation Day and tariff concerns, though strong demand and solid fundamentals kept spreads stable.
  Relative to the Index, the Fund’s longer duration and higher income were the main drivers of positive performance. Out-of-Index allocations to corporate debt, money market securities and asset-backed securities (ABS) added high-quality additional carry and diversification.
  Long spread-duration exposure added value, as the Fund capitalized on spread widening to purchase attractively priced credit, which tightened as robust demand absorbed new supply. Credit performance was further supported by steady earnings, leverage ratio steadiness and healthy balance sheets, despite increased capital expenditures and tariff pressure.
  Portfolio positioning remained defensive yet opportunistic, with the Fund maintaining a duration of 0.63–0.70 years and focusing on high-quality, investment-grade corporates, callable banks and floating-rate notes for carry and income. The Fund selectively added longer credit aligned with the rate outlook, while AAA-rated ABS provided diversification and attractive spreads.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Managed Income Fund (Class L Shares)	September 30, 2010	4.55%	3.36%	2.56%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24

Performance Inception Date	Sep. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,870,345,000
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 4,661,000
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,870,345
Total number of portfolio holdings	410
Portfolio turnover rate	98%
Total advisory fees paid (000's)	$4,661

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000100362 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class A Shares
Trading Symbol	JPHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Floating Rate Income Fund (Class A Shares)	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 0.12% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Credit Suisse Leveraged Loan Index (the "Index") returned 3.88% for the twelve months ended February 28, 2026.
  The Fund underperformed the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest detractor from relative performance was security selection within the retailers, supermarkets and packaging sectors, while the largest contributor to performance was security selection within the media entertainment and automotive sectors, paired with the underweight to the technology sector.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Floating Rate Income Fund (Class A Shares)	June 1, 2011	(2.12)%	3.16%	3.76%
JPMorgan Floating Rate Income Fund (Class A Shares) - excluding sales charge		0.12	3.64	4.00
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Credit Suisse Leveraged Loan Index		3.88	5.73	5.80

Performance Inception Date	Jun. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 171,189,000
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 1,052,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$171,189
Total number of portfolio holdings	209
Portfolio turnover rate	17%
Total advisory fees paid (000's)	$1,052

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000190446 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Managed Income Fund
Class Name	Class I Shares
Trading Symbol	JMGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Managed Income Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Managed Income Fund (Class I Shares)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 4.50% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% and the ICE BofA 3-Month US Treasury Bill Index returned 4.04% for the twelve months ended February 28, 2026.
  The period was marked by notable volatility in bond markets, with the 2-year U.S. Treasury yield declining from 3.99% to 3.38%, as the Federal Reserve cut rates by 75 basis points (bps) in 2025, supporting a favorable environment for short-term fixed income.
  Credit spreads, measured by the Bloomberg U.S. Corporate 1-3 Year Index Option-Adjusted Spread (OAS), traded between 44 and 87 bps but finished the year unchanged at 51 bps. Spread volatility was primarily driven by Liberation Day and tariff concerns, though strong demand and solid fundamentals kept spreads stable.
  Relative to the Index, the Fund’s longer duration and higher income were the main drivers of positive performance. Out-of-Index allocations to corporate debt, money market securities and asset-backed securities (ABS) added high-quality additional carry and diversification.
  Long spread-duration exposure added value, as the Fund capitalized on spread widening to purchase attractively priced credit, which tightened as robust demand absorbed new supply. Credit performance was further supported by steady earnings, leverage ratio steadiness and healthy balance sheets, despite increased capital expenditures and tariff pressure.
  Portfolio positioning remained defensive yet opportunistic, with the Fund maintaining a duration of 0.63–0.70 years and focusing on high-quality, investment-grade corporates, callable banks and floating-rate notes for carry and income. The Fund selectively added longer credit aligned with the rate outlook, while AAA-rated ABS provided diversification and attractive spreads.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Managed Income Fund (Class I Shares)	July 5, 2017	4.50%	3.21%	2.41%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24

Performance Inception Date	Jul. 05, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,870,345,000
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 4,661,000
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,870,345
Total number of portfolio holdings	410
Portfolio turnover rate	98%
Total advisory fees paid (000's)	$4,661

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000008143 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Agency Shares
Trading Symbol	VTIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Money Market Fund (Agency Shares)	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Net Assets	$ 10,509,124,000
Holdings Count | Holding	551
Advisory Fees Paid, Amount	$ 8,970,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,509,124
Total number of portfolio holdings	551
Total advisory fees paid (000's)	$8,970

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	68.2
8–30 calendar days	5.1
31–60 calendar days	3.2
61–90 calendar days	6.7
91–180 calendar days	12.4
181+ calendar days	4.4

C000008139 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JTFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 10,509,124,000
Holdings Count | Holding	551
Advisory Fees Paid, Amount	$ 8,970,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,509,124
Total number of portfolio holdings	551
Total advisory fees paid (000's)	$8,970

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	68.2
8–30 calendar days	5.1
31–60 calendar days	3.2
61–90 calendar days	6.7
91–180 calendar days	12.4
181+ calendar days	4.4

C000008142 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Reserve Shares
Trading Symbol	RTJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Money Market Fund (Reserve Shares)	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Net Assets	$ 10,509,124,000
Holdings Count | Holding	551
Advisory Fees Paid, Amount	$ 8,970,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,509,124
Total number of portfolio holdings	551
Total advisory fees paid (000's)	$8,970

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	68.2
8–30 calendar days	5.1
31–60 calendar days	3.2
61–90 calendar days	6.7
91–180 calendar days	12.4
181+ calendar days	4.4

C000008140 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VTMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Money Market Fund (Morgan Shares)	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Net Assets	$ 10,509,124,000
Holdings Count | Holding	551
Advisory Fees Paid, Amount	$ 8,970,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,509,124
Total number of portfolio holdings	551
Total advisory fees paid (000's)	$8,970

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	68.2
8–30 calendar days	5.1
31–60 calendar days	3.2
61–90 calendar days	6.7
91–180 calendar days	12.4
181+ calendar days	4.4

C000008141 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Premier Shares
Trading Symbol	VXPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Money Market Fund (Premier Shares)	$42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Net Assets	$ 10,509,124,000
Holdings Count | Holding	551
Advisory Fees Paid, Amount	$ 8,970,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,509,124
Total number of portfolio holdings	551
Total advisory fees paid (000's)	$8,970

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	68.2
8–30 calendar days	5.1
31–60 calendar days	3.2
61–90 calendar days	6.7
91–180 calendar days	12.4
181+ calendar days	4.4

C000066702 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class A Shares
Trading Symbol	JSOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Strategic Income Opportunities Fund (Class A Shares)	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 3.81% for the twelve months ended February 28, 2026. The Bloomberg U.S. Universal Index (the "Index") returned 6.53% and the ICE BofA 3-Month US Treasury Bill Index returned 4.04% for the twelve months ended February 28, 2026.
  The Fund’s tactical interest-rate positioning and allocation to floating-rate, high-yield corporate bonds (also known as bank loans) were leading detractors from absolute performance.
  The Fund’s defensive positioning and underweight to bonds with duration and credit risk led to underperformance relative to the Index.
  The Fund’s allocation to floating-rate investment-grade corporate bonds and money market securities was the leading contributor to absolute performance. The Fund’s allocation to fixed-rate, high-yield corporate bonds, convertible bonds, and non-agency, mortgage-backed securities also contributed to absolute performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Strategic Income Opportunities Fund (Class A Shares)	October 10, 2008	(0.05)%	2.17%	2.92%
JPMorgan Strategic Income Opportunities Fund (Class A Shares) - excluding sales charge		3.81	2.96	3.32
Bloomberg U.S. Universal Index		6.53	0.78	2.42
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24

Performance Inception Date	Oct. 10, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,574,928,000
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 38,226,000
Investment Company Portfolio Turnover	536.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,574,928
Total number of portfolio holdings	581
Portfolio turnover rate	536%
Total advisory fees paid (000's)	$38,226

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Options Purchased

C000066703 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class C Shares
Trading Symbol	JSOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Strategic Income Opportunities Fund (Class C Shares)	$147	1.45%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 3.31% for the twelve months ended February 28, 2026. The Bloomberg U.S. Universal Index (the "Index") returned 6.53% and the ICE BofA 3-Month US Treasury Bill Index returned 4.04% for the twelve months ended February 28, 2026.
  The Fund’s tactical interest-rate positioning and allocation to floating-rate, high-yield corporate bonds (also known as bank loans) were leading detractors from absolute performance.
  The Fund’s defensive positioning and underweight to bonds with duration and credit risk led to underperformance relative to the Index.
  The Fund’s allocation to floating-rate investment-grade corporate bonds and money market securities was the leading contributor to absolute performance. The Fund’s allocation to fixed-rate, high-yield corporate bonds, convertible bonds, and non-agency, mortgage-backed securities also contributed to absolute performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Strategic Income Opportunities Fund (Class C Shares)	October 10, 2008	2.31%	2.46%	2.91%
JPMorgan Strategic Income Opportunities Fund (Class C Shares) - excluding sales charge		3.31	2.46	2.91
Bloomberg U.S. Universal Index		6.53	0.78	2.42
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24

Performance Inception Date	Oct. 10, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,574,928,000
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 38,226,000
Investment Company Portfolio Turnover	536.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,574,928
Total number of portfolio holdings	581
Portfolio turnover rate	536%
Total advisory fees paid (000's)	$38,226

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Options Purchased

C000066701 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class I Shares
Trading Symbol	JSOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Strategic Income Opportunities Fund (Class I Shares)	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 4.14% for the twelve months ended February 28, 2026. The Bloomberg U.S. Universal Index (the "Index") returned 6.53% and the ICE BofA 3-Month US Treasury Bill Index returned 4.04% for the twelve months ended February 28, 2026.
  The Fund’s tactical interest-rate positioning and allocation to floating-rate, high-yield corporate bonds (also known as bank loans) were leading detractors from absolute performance.
  The Fund’s defensive positioning and underweight to bonds with duration and credit risk led to underperformance relative to the Index.
  The Fund’s allocation to floating-rate investment-grade corporate bonds and money market securities was the leading contributor to absolute performance. The Fund’s allocation to fixed-rate, high-yield corporate bonds, convertible bonds, and non-agency, mortgage-backed securities also contributed to absolute performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Strategic Income Opportunities Fund (Class I Shares)	October 10, 2008	4.14%	3.22%	3.59%
Bloomberg U.S. Universal Index		6.53	0.78	2.42
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24

Performance Inception Date	Oct. 10, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,574,928,000
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 38,226,000
Investment Company Portfolio Turnover	536.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,574,928
Total number of portfolio holdings	581
Portfolio turnover rate	536%
Total advisory fees paid (000's)	$38,226

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Options Purchased

C000066704 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class R5 Shares
Trading Symbol	JSORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Strategic Income Opportunities Fund (Class R5 Shares)	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 4.20% for the twelve months ended February 28, 2026. The Bloomberg U.S. Universal Index (the "Index") returned 6.53% and the ICE BofA 3-Month US Treasury Bill Index returned 4.04% for the twelve months ended February 28, 2026.
  The Fund’s tactical interest-rate positioning and allocation to floating-rate, high-yield corporate bonds (also known as bank loans) were leading detractors from absolute performance.
  The Fund’s defensive positioning and underweight to bonds with duration and credit risk led to underperformance relative to the Index.
  The Fund’s allocation to floating-rate investment-grade corporate bonds and money market securities was the leading contributor to absolute performance. The Fund’s allocation to fixed-rate, high-yield corporate bonds, convertible bonds, and non-agency, mortgage-backed securities also contributed to absolute performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Strategic Income Opportunities Fund (Class R5 Shares)	October 10, 2008	4.20%	3.37%	3.75%
Bloomberg U.S. Universal Index		6.53	0.78	2.42
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24

Performance Inception Date	Oct. 10, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,574,928,000
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 38,226,000
Investment Company Portfolio Turnover	536.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,574,928
Total number of portfolio holdings	581
Portfolio turnover rate	536%
Total advisory fees paid (000's)	$38,226

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Options Purchased

C000195119 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	JSOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Strategic Income Opportunities Fund (Class R6 Shares)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 4.31% for the twelve months ended February 28, 2026. The Bloomberg U.S. Universal Index (the "Index") returned 6.53% and the ICE BofA 3-Month US Treasury Bill Index returned 4.04% for the twelve months ended February 28, 2026.
  The Fund’s tactical interest-rate positioning and allocation to floating-rate, high-yield corporate bonds (also known as bank loans) were leading detractors from absolute performance.
  The Fund’s defensive positioning and underweight to bonds with duration and credit risk led to underperformance relative to the Index.
  The Fund’s allocation to floating-rate investment-grade corporate bonds and money market securities was the leading contributor to absolute performance. The Fund’s allocation to fixed-rate, high-yield corporate bonds, convertible bonds, and non-agency, mortgage-backed securities also contributed to absolute performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Strategic Income Opportunities Fund (Class R6 Shares)	November 1, 2017	4.31%	3.48%	3.84%
Bloomberg U.S. Universal Index		6.53	0.78	2.42
ICE BofA 3-Month US Treasury Bill Index		4.04	3.29	2.24

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,574,928,000
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 38,226,000
Investment Company Portfolio Turnover	536.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,574,928
Total number of portfolio holdings	581
Portfolio turnover rate	536%
Total advisory fees paid (000's)	$38,226

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Options Purchased

C000210339 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Agency Shares
Trading Symbol	JOYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Municipal Money Market Fund (Agency Shares)	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Net Assets	$ 223,336,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 135,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$223,336
Total number of portfolio holdings	75
Total advisory fees paid (000's)	$135

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	75.4
8–30 calendar days	7.8
31–60 calendar days	3.2
61–90 calendar days	2.4
91–180 calendar days	9.4
181+ calendar days	1.8

C000210338 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JGCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Municipal Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 223,336,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 135,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$223,336
Total number of portfolio holdings	75
Total advisory fees paid (000's)	$135

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	75.4
8–30 calendar days	7.8
31–60 calendar days	3.2
61–90 calendar days	2.4
91–180 calendar days	9.4
181+ calendar days	1.8

C000008122 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VCAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Municipal Money Market Fund (Morgan Shares)	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Net Assets	$ 223,336,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 135,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$223,336
Total number of portfolio holdings	75
Total advisory fees paid (000's)	$135

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	75.4
8–30 calendar days	7.8
31–60 calendar days	3.2
61–90 calendar days	2.4
91–180 calendar days	9.4
181+ calendar days	1.8

C000008120 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Reserve Shares
Trading Symbol	RJTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Reserve Shares)	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Net Assets	$ 302,222,085,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 203,929,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5

C000008121 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Agency Shares
Trading Symbol	VPIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Agency Shares)	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Net Assets	$ 302,222,085,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 203,929,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5

C000008117 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Capital Shares
Trading Symbol	CJTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Capital Shares)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Net Assets	$ 302,222,085,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 203,929,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5

C000222400 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Academy Shares
Trading Symbol	JACXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Academy Shares)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Net Assets	$ 302,222,085,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 203,929,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5

C000225256 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Empower Shares)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Net Assets	$ 302,222,085,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 203,929,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5

C000217004 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	IM Shares
Trading Symbol	JSMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (IM Shares)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Net Assets	$ 302,222,085,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 203,929,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5

C000008116 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 302,222,085,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 203,929,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5

C000008118 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Morgan Shares
Trading Symbol	HTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Morgan Shares)	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Net Assets	$ 302,222,085,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 203,929,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5

C000008119 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Premier Shares
Trading Symbol	VHPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Premier Shares)	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Net Assets	$ 302,222,085,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 203,929,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$302,222,085
Total number of portfolio holdings	77
Total advisory fees paid (000's)	$203,929

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	21.4
8–30 calendar days	27.3
31–60 calendar days	28.8
61–90 calendar days	6.6
91–180 calendar days	10.4
181+ calendar days	5.5

C000008075 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	JCNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Tax Free Bond Fund (Class C Shares)	$106	1.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 3.40% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg New York Municipal Bond Index ("the Index") returned 4.65% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being underweight transportation bonds hurt performance as this sector outperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Local general obligation bonds outperformed on the year, the Fund’s overweight was additive to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan New York Tax Free Bond Fund (Class C Shares)	January 31, 2003	2.40%	0.69%	1.17%
JPMorgan New York Tax Free Bond Fund (Class C Shares) - excluding sales charge		3.40	0.69	1.17
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg New York Municipal Bond Index		4.65	1.47	2.29

Performance Inception Date	Jan. 31, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Jun. 11, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 469,651,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 992,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$469,651
Total number of portfolio holdings	217
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$992

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan New York Tax Free Bond ETF (“JPM New York Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM New York Tax Free Bond ETF. JPM New York Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan New York Tax Free Bond ETF (“JPM New York Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000008072 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class I Shares
Trading Symbol	JNYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Tax Free Bond Fund (Class I Shares)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 3.83% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg New York Municipal Bond Index ("the Index") returned 4.65% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being underweight transportation bonds hurt performance as this sector outperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Local general obligation bonds outperformed on the year, the Fund’s overweight was additive to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan New York Tax Free Bond Fund (Class I Shares)	September 10, 2001	3.83%	1.35%	1.79%
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg New York Municipal Bond Index		4.65	1.47	2.29

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Jun. 11, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 469,651,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 992,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$469,651
Total number of portfolio holdings	217
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$992

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan New York Tax Free Bond ETF (“JPM New York Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM New York Tax Free Bond ETF. JPM New York Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan New York Tax Free Bond ETF (“JPM New York Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000205202 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class R6 Shares
Trading Symbol	VINRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Tax Free Bond Fund (Class R6 Shares)	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 4.10% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg New York Municipal Bond Index ("the Index") returned 4.65% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being underweight transportation bonds hurt performance as this sector outperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Local general obligation bonds outperformed on the year, the Fund’s overweight was additive to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan New York Tax Free Bond Fund (Class R6 Shares)	October 1, 2018	4.10%	1.45%	1.86%
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg New York Municipal Bond Index		4.65	1.47	2.29

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Jun. 11, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 469,651,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 992,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$469,651
Total number of portfolio holdings	217
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$992

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan New York Tax Free Bond ETF (“JPM New York Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM New York Tax Free Bond ETF. JPM New York Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan New York Tax Free Bond ETF (“JPM New York Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000008073 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	VANTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Tax Free Bond Fund (Class A Shares)	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 3.76% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg New York Municipal Bond Index ("the Index") returned 4.65% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being underweight transportation bonds hurt performance as this sector outperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Local general obligation bonds outperformed on the year, the Fund’s overweight was additive to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan New York Tax Free Bond Fund (Class A Shares)	February 16, 2001	(0.13)%	0.41%	1.19%
JPMorgan New York Tax Free Bond Fund (Class A Shares) - excluding sales charge		3.76	1.18	1.58
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg New York Municipal Bond Index		4.65	1.47	2.29

Performance Inception Date	Feb. 16, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Jun. 11, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 469,651,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 992,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$469,651
Total number of portfolio holdings	217
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$992

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan New York Tax Free Bond ETF (“JPM New York Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM New York Tax Free Bond ETF. JPM New York Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan New York Tax Free Bond ETF (“JPM New York Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000033869 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class A Shares
Trading Symbol	JEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Debt Fund (Class A Shares)	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 13.54% (USD, gross of fees) for the year ended February 28, 2025. The Bloomberg Global Aggregate Index (the "Index") returned 8.23% and the J.P. Morgan Emerging Markets Bond Index Global Diversified returned 13.24% for the twelve months ended February 28, 2026.
  The Fund outperformed the Index in a positive market environment where distressed credits continued to outperform. Geopolitics led to volatility in the asset class, but demand for yield continued to drive spreads tighter.
  The Fund’s largest contributors to returns were its security selection in Venezuela and its overweight position in Egypt. The investment grade (IG) segment remained expensive, and our underweight positions in China, UAE and Malaysia added value, as these markets offered limited upside due to tight valuations.
  On the other hand, our long U.S. Treasury futures position, which we use as a hedge against our underweight in the investment grade spectrum, detracted from performance.
  Our security selection in Brazil and underweight in Panama were detractors as well.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Debt Fund (Class A Shares)	June 30, 2006	9.21%	1.50%	3.24%
JPMorgan Emerging Markets Debt Fund (Class A Shares) - excluding sales charge		13.54	2.28	3.64
Bloomberg Global Aggregate Index		8.23	(1.23)	1.16
J.P. Morgan Emerging Markets Bond Index Global Diversified		13.24	2.95	4.43

Performance Inception Date	Jun. 30, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 984,261,000
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 5,469,000
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$984,261
Total number of portfolio holdings	346
Portfolio turnover rate	121%
Total advisory fees paid (000's)	$5,469

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000033870 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class C Shares
Trading Symbol	JEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Debt Fund (Class C Shares)	$165	1.55%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 13.05% (USD, gross of fees) for the year ended February 28, 2025. The Bloomberg Global Aggregate Index (the "Index") returned 8.23% and the J.P. Morgan Emerging Markets Bond Index Global Diversified returned 13.24% for the twelve months ended February 28, 2026.
  The Fund outperformed the Index in a positive market environment where distressed credits continued to outperform. Geopolitics led to volatility in the asset class, but demand for yield continued to drive spreads tighter.
  The Fund’s largest contributors to returns were its security selection in Venezuela and its overweight position in Egypt. The investment grade (IG) segment remained expensive, and our underweight positions in China, UAE and Malaysia added value, as these markets offered limited upside due to tight valuations.
  On the other hand, our long U.S. Treasury futures position, which we use as a hedge against our underweight in the investment grade spectrum, detracted from performance.
  Our security selection in Brazil and underweight in Panama were detractors as well.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Debt Fund (Class C Shares)	June 30, 2006	12.05%	1.79%	3.23%
JPMorgan Emerging Markets Debt Fund (Class C Shares) - excluding sales charge		13.05	1.79	3.23
Bloomberg Global Aggregate Index		8.23	(1.23)	1.16
J.P. Morgan Emerging Markets Bond Index Global Diversified		13.24	2.95	4.43

Performance Inception Date	Jun. 30, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 984,261,000
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 5,469,000
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$984,261
Total number of portfolio holdings	346
Portfolio turnover rate	121%
Total advisory fees paid (000's)	$5,469

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007990 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class I Shares
Trading Symbol	JEMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Debt Fund (Class I Shares)	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 13.79% (USD, gross of fees) for the year ended February 28, 2025. The Bloomberg Global Aggregate Index (the "Index") returned 8.23% and the J.P. Morgan Emerging Markets Bond Index Global Diversified returned 13.24% for the twelve months ended February 28, 2026.
  The Fund outperformed the Index in a positive market environment where distressed credits continued to outperform. Geopolitics led to volatility in the asset class, but demand for yield continued to drive spreads tighter.
  The Fund’s largest contributors to returns were its security selection in Venezuela and its overweight position in Egypt. The investment grade (IG) segment remained expensive, and our underweight positions in China, UAE and Malaysia added value, as these markets offered limited upside due to tight valuations.
  On the other hand, our long U.S. Treasury futures position, which we use as a hedge against our underweight in the investment grade spectrum, detracted from performance.
  Our security selection in Brazil and underweight in Panama were detractors as well.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Debt Fund (Class I Shares)	April 17, 1997	13.79%	2.56%	3.90%
Bloomberg Global Aggregate Index		8.23	(1.23)	1.16
J.P. Morgan Emerging Markets Bond Index Global Diversified		13.24	2.95	4.43

Performance Inception Date	Apr. 17, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 984,261,000
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 5,469,000
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$984,261
Total number of portfolio holdings	346
Portfolio turnover rate	121%
Total advisory fees paid (000's)	$5,469

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000033533 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class R5 Shares
Trading Symbol	JEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Debt Fund (Class R5 Shares)	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 13.96% (USD, gross of fees) for the year ended February 28, 2025. The Bloomberg Global Aggregate Index (the "Index") returned 8.23% and the J.P. Morgan Emerging Markets Bond Index Global Diversified returned 13.24% for the twelve months ended February 28, 2026.
  The Fund outperformed the Index in a positive market environment where distressed credits continued to outperform. Geopolitics led to volatility in the asset class, but demand for yield continued to drive spreads tighter.
  The Fund’s largest contributors to returns were its security selection in Venezuela and its overweight position in Egypt. The investment grade (IG) segment remained expensive, and our underweight positions in China, UAE and Malaysia added value, as these markets offered limited upside due to tight valuations.
  On the other hand, our long U.S. Treasury futures position, which we use as a hedge against our underweight in the investment grade spectrum, detracted from performance.
  Our security selection in Brazil and underweight in Panama were detractors as well.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Debt Fund (Class R5 Shares)	May 15, 2006	13.96%	2.60%	4.00%
Bloomberg Global Aggregate Index		8.23	(1.23)	1.16
J.P. Morgan Emerging Markets Bond Index Global Diversified		13.24	2.95	4.43

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 984,261,000
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 5,469,000
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$984,261
Total number of portfolio holdings	346
Portfolio turnover rate	121%
Total advisory fees paid (000's)	$5,469

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000116218 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class R6 Shares
Trading Symbol	JEMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Debt Fund (Class R6 Shares)	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 13.94% (USD, gross of fees) for the year ended February 28, 2025. The Bloomberg Global Aggregate Index (the "Index") returned 8.23% and the J.P. Morgan Emerging Markets Bond Index Global Diversified returned 13.24% for the twelve months ended February 28, 2026.
  The Fund outperformed the Index in a positive market environment where distressed credits continued to outperform. Geopolitics led to volatility in the asset class, but demand for yield continued to drive spreads tighter.
  The Fund’s largest contributors to returns were its security selection in Venezuela and its overweight position in Egypt. The investment grade (IG) segment remained expensive, and our underweight positions in China, UAE and Malaysia added value, as these markets offered limited upside due to tight valuations.
  On the other hand, our long U.S. Treasury futures position, which we use as a hedge against our underweight in the investment grade spectrum, detracted from performance.
  Our security selection in Brazil and underweight in Panama were detractors as well.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Debt Fund (Class R6 Shares)	July 2, 2012	13.94%	2.71%	4.08%
Bloomberg Global Aggregate Index		8.23	(1.23)	1.16
J.P. Morgan Emerging Markets Bond Index Global Diversified		13.24	2.95	4.43

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 984,261,000
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 5,469,000
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$984,261
Total number of portfolio holdings	346
Portfolio turnover rate	121%
Total advisory fees paid (000's)	$5,469

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000205201 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JCBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Tax Free Bond Fund (Class R6 Shares)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 4.57% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96%, the Bloomberg LB California 1-17 Year Muni Index (the "Index") returned 5.68% and the Bloomberg California Municipal Bond Index returned 4.98% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being overweight BBB-rate bonds negatively contributed to performance as they underperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Housing bonds outperformed on the year; the Fund’s overweight was additive to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan California Tax Free Bond Fund (Class R6 Shares)	October 1, 2018	4.57%	1.39%	1.82%
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg LB California 1-17 Year Muni Index		5.68	1.71	2.22
Bloomberg California Municipal Bond Index		4.98	1.45	2.37

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Jun. 11, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 488,743,000
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 983,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$488,743
Total number of portfolio holdings	280
Portfolio turnover rate	41%
Total advisory fees paid (000's)	$983

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan California Tax Free Bond ETF (“JPM California Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM California Tax Free Bond ETF. JPM California Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan California Tax Free Bond ETF (“JPM California Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000008059 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class I Shares
Trading Symbol	JPICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Tax Free Bond Fund (Class I Shares)	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 4.47% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96%, the Bloomberg LB California 1-17 Year Muni Index (the "Index") returned 5.68% and the Bloomberg California Municipal Bond Index returned 4.98% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being overweight BBB-rate bonds negatively contributed to performance as they underperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Housing bonds outperformed on the year; the Fund’s overweight was additive to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan California Tax Free Bond Fund (Class I Shares)	December 23, 1996	4.47%	1.29%	1.74%
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg LB California 1-17 Year Muni Index		5.68	1.71	2.22
Bloomberg California Municipal Bond Index		4.98	1.45	2.37

Performance Inception Date	Dec. 23, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Jun. 11, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 488,743,000
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 983,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$488,743
Total number of portfolio holdings	280
Portfolio turnover rate	41%
Total advisory fees paid (000's)	$983

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan California Tax Free Bond ETF (“JPM California Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM California Tax Free Bond ETF. JPM California Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan California Tax Free Bond ETF (“JPM California Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000008061 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	JCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Tax Free Bond Fund (Class C Shares)	$106	1.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 3.86% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96%, the Bloomberg LB California 1-17 Year Muni Index (the "Index") returned 5.68% and the Bloomberg California Municipal Bond Index returned 4.98% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being overweight BBB-rate bonds negatively contributed to performance as they underperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Housing bonds outperformed on the year; the Fund’s overweight was additive to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan California Tax Free Bond Fund (Class C Shares)	February 19, 2005	2.86%	0.67%	1.22%
JPMorgan California Tax Free Bond Fund (Class C Shares) - excluding sales charge		3.86	0.67	1.22
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg LB California 1-17 Year Muni Index		5.68	1.71	2.22
Bloomberg California Municipal Bond Index		4.98	1.45	2.37

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Jun. 11, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 488,743,000
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 983,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$488,743
Total number of portfolio holdings	280
Portfolio turnover rate	41%
Total advisory fees paid (000's)	$983

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan California Tax Free Bond ETF (“JPM California Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM California Tax Free Bond ETF. JPM California Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan California Tax Free Bond ETF (“JPM California Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000008060 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	JCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Tax Free Bond Fund (Class A Shares)	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 4.34% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96%, the Bloomberg LB California 1-17 Year Muni Index (the "Index") returned 5.68% and the Bloomberg California Municipal Bond Index returned 4.98% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 0- to 1-year+ effective duration bucket detracted from performance as it underperformed.
  Being overweight BBB-rate bonds negatively contributed to performance as they underperformed.
  The Fund’s overweight to A-rated bonds positively contributed to performance as they outperformed on the year.
  Housing bonds outperformed on the year; the Fund’s overweight was additive to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan California Tax Free Bond Fund (Class A Shares)	September 10, 2001	0.44%	0.40%	1.25%
JPMorgan California Tax Free Bond Fund (Class A Shares) - excluding sales charge		4.34	1.17	1.64
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg LB California 1-17 Year Muni Index		5.68	1.71	2.22
Bloomberg California Municipal Bond Index		4.98	1.45	2.37

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Jun. 11, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 488,743,000
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 983,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$488,743
Total number of portfolio holdings	280
Portfolio turnover rate	41%
Total advisory fees paid (000's)	$983

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan California Tax Free Bond ETF (“JPM California Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.
Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM California Tax Free Bond ETF. JPM California Tax Free Bond ETF will have the same objective and fundamental investment policies as the Fund.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Name [Text Block]
At a meeting held on February 10-12, 2026, the JPMorgan Trust I’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan California Tax Free Bond ETF (“JPM California Tax Free Bond ETF”) a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about June 11, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments